SHAREHOLDERS' EQUITY (Schedule of Options Data) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Stockholders' Equity Note [Abstract]
Weighted-average grant date fair value of options granted	$ 0	$ 62.25	$ 39.69
Total intrinsic value of the options exercised	$ 25,031	$ 22,935	$ 30,031